Derivative financial instruments - Hedged items in fair value hedges (Details) - Fair value hedges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Hedged Items, net	£ 6,833	£ 17,841
Accumulated fair value adjustment included in carrying amount	514	1,406
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(556)	(320)
Change in fair value used as a basis to determine ineffectiveness	(1,394)	1,745
Hedge ineffectiveness recognised in the income statements	(18)	(42)
Hedged assets
Assets
Carrying amount, hedged assets	55,084	68,279
Accumulated fair value adjustment included in carrying amount, assets	1,598	4,265
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(642)	(296)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(3,000)	3,211
Hedge ineffectiveness recognised in the income statements	(66)	(98)
Hedged assets | Debt securities classified at amortised cost | Interest rate risk
Assets
Carrying amount, hedged assets	1,378	1,440
Accumulated fair value adjustment included in carrying amount, assets	(39)	23
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	0	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(75)	18
Hedge ineffectiveness recognised in the income statements	18	7
Hedged assets | Debt securities classified at amortised cost | Inflation risk
Assets
Carrying amount, hedged assets	4,087	4,071
Accumulated fair value adjustment included in carrying amount, assets	400	(43)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	0	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(16)	453
Hedge ineffectiveness recognised in the income statements	1	(3)
Hedged assets | Fair value through other comprehensive income | Interest rate risk
Assets
Carrying amount, hedged assets	31,485	41,544
Accumulated fair value adjustment included in carrying amount, assets	(258)	1,284
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	32	351
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(1,436)	825
Hedge ineffectiveness recognised in the income statements	(39)	13
Hedged assets | Fair value through other comprehensive income | Inflation risk
Assets
Carrying amount, hedged assets	9,066	10,821
Accumulated fair value adjustment included in carrying amount, assets	470	367
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(32)	(9)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	161	307
Hedge ineffectiveness recognised in the income statements	(13)	(1)
Loans and advances at amortised cost | Financial assets at amortised cost | Interest rate risk
Assets
Carrying amount, hedged assets	8,512	9,858
Accumulated fair value adjustment included in carrying amount, assets	671	2,289
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(642)	(638)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(1,643)	1,583
Hedge ineffectiveness recognised in the income statements	(33)	(111)
Loans and advances at amortised cost | Financial assets at amortised cost | Inflation risk
Assets
Carrying amount, hedged assets	556	545
Accumulated fair value adjustment included in carrying amount, assets	354	345
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	0	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	9	25
Hedge ineffectiveness recognised in the income statements	0	(3)
Hedged liabilities
Liabilities
Carrying amount, hedged liabilities	(48,251)	(50,438)
Accumulated fair value adjustment included in carrying amount, liabilities	(1,084)	(2,859)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	86	(24)
Change in fair value used as a basis to determine ineffectiveness	1,606	(1,466)
Hedge ineffectiveness recognised in the income statements	48	56
Debt securities classified at amortised cost | Interest rate risk
Liabilities
Carrying amount, hedged liabilities	(48,251)	(50,438)
Accumulated fair value adjustment included in carrying amount, liabilities	(1,084)	(2,859)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	86	(24)
Change in fair value used as a basis to determine ineffectiveness	1,606	(1,466)
Hedge ineffectiveness recognised in the income statements	£ 48	£ 56